Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Strategic Income Fund Class 2 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio - Strategic Income Fund Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | CC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Corporate Bonds Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Long Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Short Credit Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio - Strategic Income Fund Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%